ACTIVESHARES ETF TRUST
LEGG MASON ETF INVESTMENT TRUST
LEGG MASON PARTNERS EQUITY TRUST
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
LEGG MASON PARTNERS INCOME TRUST
WESTERN ASSET FUNDS, INC.
SUPPLEMENT DATED DECEMBER 1, 2020
TO THE SUMMARY PROSPECTUSES AND
STATUTORY PROSPECTUSES
OF THE FUNDS LISTED IN
SCHEDULES A, B AND C

For each Fund marked with an asterisk in
Schedule A
, the following disclosure replaces the section in each Fund’s Summary Prospectus titled “Principal Risks- Redemptions by affiliated funds and by other significant investors”:
Redemptions by affiliated funds and by other significant investors.
The fund may be an investment option for mutual funds and ETFs that are managed by Legg Mason Partners Fund Advisor, LLC and its affiliates, including Franklin Templeton investment managers, as “funds of funds,” unaffiliated mutual funds and ETFs and other investors with substantial investments in the fund. As a result, from time to time, the fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
For each Fund listed in
Schedule A
the following disclosure replaces the section in each Fund’s Statutory Prospectus titled “More on risks of investing in the fund- Redemptions by affiliated funds and by other significant investors”:
Redemptions by affiliated funds and by other significant investors.
The fund may be an investment option for mutual funds and ETFs that are managed by Legg Mason Partners Fund Advisor, LLC and its affiliates, including Franklin Templeton investment managers, as “funds of funds,” unaffiliated mutual funds and ETFs and other investors with substantial investments in the fund. As a result, from time to time, the fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
For each Fund listed in Schedule B the following disclosure is added to the section in each Fund’s Statutory Prospectus titled “More on risks of investing in the fund”:
Redemptions by affiliated funds and by other significant investors.
The fund may be an investment option for mutual funds and ETFs that are managed by Legg Mason Partners Fund Advisor, LLC and its affiliates, including Franklin Templeton investment managers, as “funds of funds,” unaffiliated mutual funds and ETFs and other investors with substantial investments in the fund. As a result, from time to time, the fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
For the Fund listed in
Schedule C
the following disclosure replaces the section in the Fund’s Summary Prospectus and Statutory Prospectus titled “Principal Risks- Redemptions by other funds and by other significant investors risk” and “More on risks of investing in the fund- Redemptions by other funds and by other significant investors risk”:
Redemptions by other funds and by other significant investors risk.
The fund may be an investment option for mutual funds and ETFs that are managed by Legg Mason Partners Fund Advisor, LLC and its affiliates, including Franklin Templeton investment managers, as “funds of funds,” unaffiliated mutual funds and ETFs and other investors with substantial investments in the fund. As a result, from time to time, the fund may experience relatively large redemptions and could be required to liquidate some or all of its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline. The fund may be unable to pursue its investment objective and may not be viable after one or more large redemptions and, as a result, may invest its remaining assets in cash or cash equivalents.
SCHEDULE A

Fund	Date of Summary Prospectus and Statutory Prospectus
LEGG MASON ETF INVESTMENT TRUST

Legg Mason Small - Cap Quality Value ETF	November 25, 2020
ClearBridge All Cap Growth ETF	February 1, 2020, as revised July 1, 2020
ClearBridge Dividend Strategy ESG ETF	March 31, 2020, as revised July 1, 2020
ClearBridge Large Cap Growth ESG ETF	March 31, 2020 as revised July 1, 2020
Western Asset Short Duration Income ETF	November 25, 2020
Western Asset Total Return ETF	May 1, 2020, as revised July 1, 2020

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge Global Infrastructure Income Fund	February 1, 2020
ClearBridge International Growth Fund	March 1, 2020
ClearBridge Small Cap Fund	March 1, 2020
ClearBridge Value Trust	March 1, 2020
BrandywineGLOBAL – Alternative Credit Fund	March 1, 2020
BrandywineGLOBAL – Diversified US Large Cap Value Fund	February 1, 2020
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	February 1, 2020
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2020
BrandywineGLOBAL – Global High Yield Fund	February 1, 2020
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2020
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2020
BrandywineGLOBAL – International Opportunities Bond Fund	May 1, 2020
Martin Currie Emerging Markets Fund	February 1, 2020
Martin Currie International Unconstrained Equity Fund	September 30, 2020
QS Global Market Neutral Fund	February 1, 2020
QS International Equity Fund	February 1, 2020
QS Strategic Real Return Fund	February 1, 2020
QS U.S. Small Capitalization Equity Fund	May 1, 2020

LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Aggressive Growth Fund	December 27, 2019
ClearBridge All Cap Value Fund	February 1, 2020
ClearBridge Appreciation Fund	March 1, 2020
ClearBridge Dividend Strategy Fund	May 1, 2020
ClearBridge International Small Cap Fund	February 1, 2020
ClearBridge International Value Fund	March 1, 2020
ClearBridge Large Cap Growth Fund	March 31, 2020

ClearBridge Large Cap Value Fund	March 1, 2020
ClearBridge Mid Cap Fund	March 1, 2020
ClearBridge Mid Cap Growth Fund	March 1, 2020
ClearBridge Select Fund	March 1, 2020
ClearBridge Small Cap Growth Fund	March 1, 2020
ClearBridge Small Cap Value Fund	February 1, 2020
ClearBridge Sustainability Leaders Fund	March 1, 2020
ClearBridge Tactical Dividend Income Fund	March 1, 2020

Fund	Date of Summary Prospectus and Statutory Prospectus

QS Global Dividend Fund	February 1, 2020
QS Global Equity Fund	March 1, 2020
QS S&P 500 Index Fund	February 1, 2020
QS U.S. Large Cap Equity Fund	March 31, 2020

LEGG MASON PARTNERS INCOME TRUST

Western Asset Corporate Bond Fund*	May 1, 2020
Western Asset Emerging Markets Debt Fund*	June 30, 2020
Western Asset Global High Yield Bond Fund*	May 1, 2020
Western Asset Income Fund	November 25, 2020
Western Asset Mortgage Total Return Fund*	May 1, 2020
Western Asset Short Duration High Income Fund	November 25, 2020
Western Asset Short-Term Bond Fund*	May 1, 2020
Western Asset Ultra-Short Income Fund	September 30, 2020

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2020
Western Asset Core Plus Bond Fund	May 1, 2020
Western Asset High Yield Fund	September 30, 2020
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2020
Western Asset Intermediate Bond Fund	September 30, 2020
Western Asset Macro Opportunities Fund	March 1, 2020
Western Asset Total Return Unconstrained Fund	September 30, 2020
SCHEDULE B

Fund	Date of Summary Prospectus, Prospectus, and SAI
ACTIVESHARES ETF TRUST

ClearBridge Focus Value ETF	April 9, 2020

LEGG MASON ETF INVESTMENT TRUST

Legg Mason Global Infrastructure ETF	March 1, 2020, as revised July 1, 2020
Legg Mason International Low Volatility High Dividend ETF	March 1, 2020, as revised July 1, 2020
Legg Mason Low Volatility High Dividend ETF	March 1, 2020, as revised July 1, 2020
SCHEDULE C

Fund	Date of Summary Prospectus, Prospectus, and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	May 1, 2020
Please retain this supplement for future reference.

LMFX629806

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